Eaton Vance

Arizona Municipal Income Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.7%

Security	Principal Amount (000’s omitted)	Value
Education — 17.0%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	$55	$60,483
Arizona State University, 5.00%, 7/1/36	1,150	1,351,480
Arizona State University, 5.00%, 7/1/37	170	184,176
Arizona State University, Prerefunded to 7/1/22, 5.00%, 7/1/37	830	913,183
Arizona State University, Green Bonds, 5.00%, 7/1/40	1,000	1,259,040
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,630,635
Northern Arizona University, 5.00%, 6/1/38	1,000	1,170,170
Pima County Community College District, 5.00%, 7/1/33	300	373,266
Pima County Community College District, 5.00%, 7/1/35	720	891,346
University of Arizona, 5.00%, 6/1/38	1,500	1,778,445
University of Arizona, 5.00%, 6/1/42	500	622,760

		$10,234,984

Electric Utilities — 8.8%
Mesa, Utility Systems Revenue, 4.00%, 7/1/31	$1,160	$1,317,377
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,500	1,545,705
Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,191,350
Salt River Project Agricultural Improvement and Power District, 5.00%, 1/1/35	1,000	1,246,590

		$5,301,022

Escrowed/Prerefunded — 1.3%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$270,921
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	296,032
Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	231,310

		$798,263

General Obligations — 7.7%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$253,307
Peoria Unified School District No. 11, 4.00%, 7/1/31	350	405,499
Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	931,485
Tempe, 5.00%, 7/1/30	1,000	1,278,880
Tempe, 5.375%, 7/1/21	1,330	1,410,385
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	389,449

		$4,669,005

Hospital — 13.1%
Arizona Health Facilities Authority, (Banner Health), (LOC: MUFG Union Bank, N.A.), 1.21%, 1/1/46(2)	$2,000	$2,000,000
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,899,399
Arizona Industrial Development Authority, (Phoenix Children’s Hospital), (LOC: JPMorgan Chase Bank, N.A.), 1.38%, 2/1/48(2)	625	625,000
Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,185,090
Maricopa County Industrial Development Authority, (HonorHealth), 5.00%, 9/1/32	400	492,012

Security	Principal Amount (000’s omitted)	Value
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	$500	$565,500
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,124,564

		$7,891,565

Housing — 1.0%
Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$590,005

		$590,005

Industrial Development Revenue — 1.9%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 3.60%, 2/1/40	$250	$263,275
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	850	886,406

		$1,149,681

Insured-Electric Utilities — 2.5%
Mesa, Utility Systems Revenue, (NPFG), 5.00%, 7/1/23	$430	$488,256
Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	136,410
Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	511,538
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	343,798

		$1,480,002

Insured-General Obligations — 10.5%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,399,020
Marana Unified School District No. 6, (AGM), 4.00%, 7/1/37	500	571,910
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,214,413
Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,132,120

		$6,317,463

Insured-Lease Revenue/Certificates of Participation — 4.1%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,460,430

		$2,460,430

Insured-Special Tax Revenue — 2.4%
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,472,638

		$1,472,638

Other Revenue — 2.2%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,346,260

		$1,346,260

Senior Living/Life Care — 1.4%
Glendale Industrial Development Authority, (Terraces of Phoenix), 4.00%, 7/1/28	$225	$234,299
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	230	245,884
Tempe Industrial Development Authority, (Mirabella at ASU), 6.00%, 10/1/37(1)	300	345,591

		$825,774

Special Tax Revenue — 9.8%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,069,370
Mesa, Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/32	1,000	1,100,220
Pinal County, Pledged Revenue, 4.00%, 8/1/33	600	691,812
Pinal County, Pledged Revenue, 4.00%, 8/1/36	500	567,655
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,412,830
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	625	679,844
Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/37	375	412,065

		$5,933,796

Security	Principal Amount (000’s omitted)	Value
Transportation — 5.6%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,151,340
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,232,100

		$3,383,440

Water and Sewer — 9.4%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,778,220
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	836,595
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,720,740
Tucson, Water System Revenue, 5.00%, 7/1/32	545	674,089
Tucson, Water System Revenue, 5.00%, 7/1/35	530	651,089

		$5,660,733

Total Tax-Exempt Investments — 98.7% (identified cost $54,728,418)		$59,515,061

Other Assets, Less Liabilities — 1.3%		$761,088

Net Assets — 100.0%		$60,276,149

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 19.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 6.6% to 13.1% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $406,074 or 0.7% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2019.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at October 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$59,515,061	$—	$59,515,061
Total Investments	$—	$59,515,061	$—	$59,515,061

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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